Restricted Short Term Bank Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Short Term Bank Deposits [Line Items]
Short term bank deposit	$ 799,000	$ 784,000	$ 737,000
Bear interest at an average annual rate of prime percentage	4.03%	5.39%
Interest deposited	$ 157
Eco Wave Power Ltd [Member]
Restricted Short Term Bank Deposits [Line Items]
Deposit amount	63	$ 63
Short term bank deposit	$ 63